Other Payables	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Payables [Abstract]
Other Payables

Note 11 - Other Payables

	December 31 2023	December 31 2022
	USD in thousands	USD in thousands
Accrued expenses	10,489	9,992
Provision for construction completion cost	42,475	31,508
Liabilities to employees and other liabilities for salaries	20,850	18,707
Government institutions	13,642	8,784
Payables in respect of purchase transaction	10,428	4,304
Interest payable in respect of debentures	3,541	2,761
Interest payable in respect of loans	1,949	1,161
Others	248	647

	103,622	77,864